Leases (Tables)	6 Months Ended
Sep. 30, 2022
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31, 2022			September 30, 2022
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(292)	¥62	¥21	¥—	¥21
Aircraft	10,373	(688)	9,685	8,669	(50)	8,619

Total	¥10,727	¥(980)	¥9,747	¥8,690	¥(50)	¥8,640

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
September 30, 2022
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥1,138
1 to 2 years	1,138
2 to 3 years	1,051
3 to 4 years	132
4 to 5 years	132
More than 5 years	1,037

Total	¥4,628